Annual Total Returns (Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares Participant:) (Vanguard Intermediate-Term Investment-Grade Fund, Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares)
12 Months Ended
Jan. 31, 2015
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Annual Total Return
2014	5.91%
2013	(1.27%)
2012	9.25%
2011	7.63%
2010	10.60%
2009	17.88%
2008	(6.06%)
2007	6.26%
2006	4.55%
2005	2.07%